Stockholders' Equity - Schedule of Changes in Shares Under Option, Excluding Performance Based Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2010	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stockholders' Equity [Line Items]
Outstanding shares, beginning balance		12,325,499	13,399,381	12,731,430	15,909,101
Granted, Shares		625,000	375,000	2,315,000	4,403,407
Exercised, Shares		(1,654,476)	(506,329)	(757,538)	(713,062)
Forfeited, Shares	(1,696,345)	(1,517,672)	(942,553)	(889,511)	(6,868,016)
Outstanding shares, ending balance		9,778,351	12,325,499	13,399,381	12,731,430
Options exercisable, ending balance		7,034,274	7,903,327	6,042,873	4,892,680
Outstanding, Weighted Average Price, beginning balance		$ 4.49	$ 4.40	$ 4.48	$ 7.32
Granted, Weighted Average Price		$ 6.65	$ 3.66	$ 5.01	$ 3.83
Exercised, Weighted Average Price		$ 3.02	$ 2.23	$ 3.92	$ 3.84
Canceled/Forfeited, Weighted Average Price		$ 7.09	$ 4.08	$ 7.63	$ 10.69
Outstanding, Weighted Average Price, ending balance		$ 4.47	$ 4.49	$ 4.40	$ 4.48
Options exercisable, Weighted Average Price, ending balance		$ 4.49	$ 4.94	$ 5.64	$ 6.70
Outstanding, Weighted Average Life		5 years 4 months 24 days
Options exercisable, Weighted Average Life, ending balance		4 years 10 months 24 days
Granted, Aggregate Intrinsic Value
Exercised, Aggregate Intrinsic Value		4,621
Canceled, Aggregate Intrinsic Value
Outstanding, Aggregate Intrinsic Value, ending balance		22,346
Options exercisable, Aggregate Intrinsic Value		$ 16,984